ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	June 30,	December 31,
	2024	2023
Accrued payroll and related costs	$29,502	$27,887
Accrued vacation	11,557	8,381
Deferred revenue	4,517	4,938
Advanced payments from a customer	4,942	5,051
Commitment to purchase shares from directors and officers	1,518	1,518
Dividend to AU10TIX shareholders	3,249	-
Other	3,271	4,695
Total accrued expenses and other current liabilities	$58,556	$52,470